Financial Instruments (Fair Value of Foreign Exchange Contracts) (Details) (Foreign Exchange Contract [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	$ 160	$ 145
Derivatives, Liability Derivatives, Fair Value	55	66
Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Asset Derivatives, Fair Value	146	57
Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivatives, Liability Derivatives, Fair Value	8	4
Not Designated as Hedging Instrument [Member] | Other current assets [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Asset Derivatives, Fair Value	14	88
Not Designated as Hedging Instrument [Member] | Other accrued liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign exchange contracts not designated as hedging instruments, Liability Derivatives, Fair Value	$ 47	$ 62